Subsequent event (Details Narrative) - Prefunded Warrants [Member] - shares			12 Months Ended
	Apr. 03, 2024	Jul. 18, 2023	Dec. 31, 2023
Subsequent Event [Line Items]
Stock and warrants issued during period shares		5,220,000,000	2,975,000,000
Stock and warrants issued during period shares			1,090,000,000
Common Stock [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		5,220,000,000	2,972,982,000
Stock and warrants issued during period shares			1,087,982
Subsequent Event [Member]
Subsequent Event [Line Items]
Stock and warrants issued during period shares	965,000
Stock and warrants issued during period shares	240,000
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	964,330
Stock and warrants issued during period shares	239,330